CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Total Toyota Motor Corporation shareholders' equity	Noncontrolling interests
Balances at Mar. 31, 2016	¥ 17,608,407	¥ 397,050	¥ 548,161	¥ 16,794,240	¥ 610,768	¥ (1,603,284)	¥ 16,746,935	¥ 861,472
Equity transaction with noncontrolling interests and other	13,347		(35,555)		(2,226)	283,561	245,780	(232,433)
Comprehensive income
Net income	1,926,985			1,831,109			1,831,109	95,876
Other comprehensive income (loss)
Foreign currency translation adjustments	(57,926)				(52,427)		(52,427)	(5,499)
Unrealized gains (losses) on securities	4,279				(8,002)		(8,002)	12,281
Pension liability adjustments	93,312				92,809		92,809	503
Total comprehensive income	1,966,650						1,863,489	103,161
Accretion to Mezzanine equity	(4,849)			(4,849)			(4,849)
Dividends to Toyota Motor Corporation class shareholders	(4,946)			(4,946)			(4,946)
Dividends paid to Toyota Motor Corporation common shareholders	(634,475)			(634,475)			(634,475)
Dividends paid to noncontrolling interests	(63,936)							(63,936)
Repurchase of treasury stock	(700,228)					(700,228)	(700,228)
Reissuance of treasury stock	3,106		(1,219)			4,325	3,106
Retirement of treasury stock			(27,374)	(380,009)		407,383
Balances at Mar. 31, 2017	18,183,076	397,050	484,013	17,601,070	640,922	(1,608,243)	17,514,812	668,264
Equity transaction with noncontrolling interests and other	(1,659)		1,817	11,400	(11,400)		1,817	(3,476)
Comprehensive income
Net income	2,586,106			2,493,983			2,493,983	92,123
Other comprehensive income (loss)
Foreign currency translation adjustments	(120,606)				(118,977)		(118,977)	(1,629)
Unrealized gains (losses) on securities	(94,559)				(96,581)		(96,581)	2,022
Pension liability adjustments	22,315				21,735		21,735	580
Total comprehensive income	2,393,256						2,300,160	93,096
Accretion to Mezzanine equity	(4,849)			(4,849)			(4,849)
Dividends to Toyota Motor Corporation class shareholders	(7,442)			(7,442)			(7,442)
Dividends paid to Toyota Motor Corporation common shareholders	(620,698)			(620,698)			(620,698)
Dividends paid to noncontrolling interests	(63,764)							(63,764)
Repurchase of treasury stock	(500,177)					(500,177)	(500,177)
Reissuance of treasury stock	52,359		1,672			50,687	52,359
Balances at Mar. 31, 2018	19,430,102	397,050	487,502	19,473,464	435,699	(2,057,733)	18,735,982	694,120
Cumulative effect of accounting changes	(27,538)			1,282,082	(1,309,620)		(27,538)
Equity transaction with noncontrolling interests and other	(2,121)		105				105	(2,226)
Comprehensive income
Net income	1,985,587			1,882,873			1,882,873	102,714
Other comprehensive income (loss)
Foreign currency translation adjustments	27,016				29,448		29,448	(2,432)
Unrealized gains (losses) on securities	(21,165)				(21,111)		(21,111)	(54)
Pension liability adjustments	(54,836)				(51,066)		(51,066)	(3,770)
Total comprehensive income	1,936,602						1,840,144	96,458
Accretion to Mezzanine equity	(4,850)			(4,850)			(4,850)
Dividends to Toyota Motor Corporation class shareholders	(9,938)			(9,938)			(9,938)
Dividends paid to Toyota Motor Corporation common shareholders	(636,116)			(636,116)			(636,116)
Dividends paid to noncontrolling interests	(69,367)							(69,367)
Repurchase of treasury stock	(550,107)					(550,107)	(550,107)
Reissuance of treasury stock	470		(445)			915	470
Balances at Mar. 31, 2019	¥ 20,067,137	¥ 397,050	¥ 487,162	¥ 21,987,515	¥ (916,650)	¥ (2,606,925)	¥ 19,348,152	¥ 718,985